Post-employment benefits - Pension Plan Assets (Details) - EUR (€) € / shares in Units, € in Millions	Dec. 31, 2024	Dec. 31, 2023
Equity securities:
Equity securities	€ 193	€ 154
Fixed-income securities:
Cash and other short-term investments	38	25
Other investments:
Real estate funds	219	255
Insurance contracts	436	463
Investment funds	77	77
Derivatives	4	12
Total	€ 1,544	1,532
Short-term investments, fair value per unit (in Euro per unit)	€ 1.00
GB
Other investments:
Total	€ 854	931
Rest of world
Other investments:
Total	690	601
Level 1 | GB
Equity securities:
Equity securities	0	0
Fixed-income securities:
Cash and other short-term investments	22	19
Other investments:
Real estate funds	22	21
Insurance contracts	0	0
Investment funds	0	0
Derivatives	2	7
Total	801	934
Level 1 | Rest of world
Equity securities:
Equity securities	193	154
Fixed-income securities:
Cash and other short-term investments	16	6
Other investments:
Real estate funds	26	26
Insurance contracts	0	0
Investment funds	0	0
Derivatives	0	0
Total	412	321
Unquoted investments | GB
Equity securities:
Equity securities	0	0
Fixed-income securities:
Cash and other short-term investments	0	0
Other investments:
Real estate funds	164	208
Insurance contracts	242	260
Investment funds	0	0
Derivatives	2	5
Total	53	(3)
Unquoted investments | Rest of world
Equity securities:
Equity securities	0	0
Fixed-income securities:
Cash and other short-term investments	0	0
Other investments:
Real estate funds	7	0
Insurance contracts	194	203
Investment funds	77	77
Derivatives	0	0
Total	278	280
Corporate bonds and notes
Fixed-income securities:
Fixed-income securities	229	211
Corporate bonds and notes | Level 1 | GB
Fixed-income securities:
Fixed-income securities	127	117
Corporate bonds and notes | Level 1 | Rest of world
Fixed-income securities:
Fixed-income securities	102	94
Corporate bonds and notes | Unquoted investments | GB
Fixed-income securities:
Fixed-income securities	0	0
Corporate bonds and notes | Unquoted investments | Rest of world
Fixed-income securities:
Fixed-income securities	0	0
Government bonds
Fixed-income securities:
Fixed-income securities	348	335
Government bonds | Level 1 | GB
Fixed-income securities:
Fixed-income securities	628	770
Government bonds | Level 1 | Rest of world
Fixed-income securities:
Fixed-income securities	75	41
Government bonds | Unquoted investments | GB
Fixed-income securities:
Fixed-income securities	(355)	(476)
Government bonds | Unquoted investments | Rest of world
Fixed-income securities:
Fixed-income securities	€ 0	€ 0